Capital Structure (Tables)	12 Months Ended
Dec. 31, 2024
Capital Structure [Abstract]
Outstanding Warrants
As of December 31, 2024, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class D	27,304
Class E	269,459
Total	296,763